Expense Example - FidelitySAILong-TermTreasuryBondIndexFund-PRO - FidelitySAILong-TermTreasuryBondIndexFund-PRO - Fidelity SAI Long-Term Treasury Bond Index Fund - Fidelity SAI Long-Term Treasury Bond Index Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 3
3 years	12
5 years	21
10 years	$ 50